Net Revenue	12 Months Ended
Dec. 31, 2024
Texts Block [Abstract]
Net Revenue
22.	NET REVENUE

a.	Disaggregation of revenue from contracts with customers

	Years Ended December 31
	2022	2023	2024
	NT$	NT$	NT$

Product	(In Millions)	(In Millions)	(In Millions)

Wafer	$1,991,855.9	$1,882,518.1	$2,514,461.3
Others	272,035.4	279,217.7	379,846.4

	$2,263,891.3	$2,161,735.8	$2,894,307.7

	Years Ended December 31
	2022	2023	2024
	NT$	NT$	NT$

Geography	(In Millions)	(In Millions)	(In Millions)

Taiwan	$210,470.8	$149,777.4	$270,413.5
United States	1,493,328.8	1,408,841.9	1,992,280.4
China	245,168.8	267,154.1	331,673.3
Japan	119,099.3	132,072.0	144,239.9
Europe, the Middle East and Africa	123,767.1	117,348.2	102,760.9
Others	72,056.5	86,542.2	52,939.7

	$2,263,891.3	$2,161,735.8	$2,894,307.7

The Company categorized the net revenue mainly based on the countries where the customers are headquartered.

	Years Ended December 31
	2022	2023	2024
	NT$	NT$	NT$

Platform	(In Millions)	(In Millions)	(In Millions)

High Performance Computing	$932,383.7	$934,768.6	$1,476,890.6
Smartphone	888,879.2	814,914.3	1,005,130.5
Internet of Things	196,115.0	161,916.5	165,516.2
Automotive	116,381.0	133,654.3	139,323.1
Digital Consumer Electronics	56,158.8	46,999.8	47,960.4
Others	73,973.6	69,482.3	59,486.9

	$2,263,891.3	$2,161,735.8	$2,894,307.7

	Years Ended December 31
	2022	2023	2024
	NT$	NT$	NT$
Resolution	(In Millions)	(In Millions)	(In Millions)

3-nanometer	$-	$108,045.3	$459,530.2
5-nanometer	508,689.9	629,300.4	861,318.9
7-nanometer	535,178.7	357,270.7	416,790.3
16-nanometer	258,544.3	191,306.1	202,383.7

	Years Ended December 31
	2022	2023	2024
	NT$	NT$	NT$
Resolution	(In Millions)	(In Millions)	(In Millions)

20-nanometer	$8,853.3	$10,359.0	$4,077.2
28-nanometer	206,611.9	186,924.9	188,155.0
40/45-nanometer	145,546.2	114,667.4	108,468.2
65-nanometer	93,288.6	107,425.4	93,120.1
90-nanometer	40,184.2	25,642.0	21,509.3
0.11/0.13 micron	57,992.3	47,149.3	52,442.8
0.15/0.18 micron	110,571.2	86,614.2	90,796.8
0.25 micron and above	26,395.3	17,813.4	15,868.8

Wafer revenue	$1,991,855.9	$1,882,518.1	$2,514,461.3

b.	Contract balances

	January 1, 2023	December 31, 2023	December 31, 2024
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)
Contract liabilities (classified under accrued expenses and other current liabilities)	$70,806.6	$52,736.4	$89,435.4

The changes in the contract liability balances primarily result from the timing difference between the satisfaction of performance obligation and the customer’s payment.
The Company recognized revenue from the beginning balance of contract liability, which amounted to NT$38,433.1 million, NT$69,598.3 million and NT$51,578.4 million for the years ended December 31, 2022, 2023 and 2024, respectively.

c.	Temporary receipts from customers

	December 31, 2023	December 31, 2024
	NT$	NT$
	(In Millions)	(In Millions)

Current portion (classified under accrued expenses and other current liabilities)	$114,639.5	$198,602.6
Noncurrent portion (classified under other noncurrent liabilities)	163,655.1	92,499.2

	$278,294.6	$291,101.8

The Company’s temporary receipts from customer are payments made by customers to the Company to retain the Company’s capacity. When the terms and conditions set forth in the agreements are subsequently satisfied, the treatment of temporary receipts, either by refund or by accounts receivable offsetting, will be determined by mutual consent.

d.	Refund liabilities
Estimated sales returns and other allowances is made and adjusted based on historical experience and the consideration of varying contractual terms. As of December 31, 2023 and 2024, the aforementioned refund liabilities amounted to NT$
37,847.6
million and NT$
63,185.2
million (classified under accrued expenses and other current liabilities), respectively.